CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 7,560	$ 7,952
Restricted cash	888
Marketable securities	595	433
Prepaid expenses and deposits	468	716
Receivables	1,081	3,079
Assets held for sale		1,338
Current Assets	10,592	13,518
Non-Current Assets
Exploration and evaluation assets	85,634	87,693
Property, plant and equipment	51,258	82,288
Capital long-term prepayments		3,087
Long-term restricted cash	1,208	938
Total Assets	148,692	187,524
Current Liabilities
Accounts payable and accrued liabilities	8,828	18,864
Accrued interest	5,730	1,300
Convertible notes payable		25,662
Financial derivative liability - Convertible notes		6,674
Warrants	1,421
US warrants	7	1,271
Liabilities held for sale		338
Current Liabilities	15,986	54,109
Non-Current Liabilities
Government loan payable	4,299	3,777
Government grants	849	1,121
Convertible notes payable	40,101
Royalty	858
Lease liability	175	218
Asset retirement obligations	3,126	1,790
Total Liabilities	65,394	61,015
Shareholders' Equity
Common shares	304,721	288,871
Reserve	25,579	17,892
Accumulated other comprehensive income (loss)	(1,557)	525
Deficit	(245,445)	(180,779)
Total Shareholders' Equity	83,298	126,509
Total Liabilities and Shareholders' Equity	$ 148,692	$ 187,524